Infrastructure Capital Bond Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)

CORPORATE BONDS - 58.3%	Par	Value
Agricultural Operations - 3.0%
Land O' Lakes, Inc., 7.25%, Perpetual Maturity	$175,000	$148,815

All Other Business Support Services - 3.3%
Crescent Energy Finance LLC, 7.38%, 01/15/2033 (a)	113,000	111,074
Noble Finance II LLC, 8.00%, 04/15/2030 (a)	54,000	54,608
		165,682

Automobiles - 2.1%
Ford Motor Co., 7.70%, 05/15/2097	51,000	52,222
General Motors Financial Co., Inc., 5.75% to 09/30/2027 then 3 mo. SOFR + 3.60%, Perpetual Maturity (b)	57,000	55,591
		107,813

Broadline Retail - 2.0%
Kohl's Corp., 6.00%, 01/15/2033	146,000	101,788

Chemicals - 1.6%
Chemours Co., 8.00%, 01/15/2033 (a)	84,000	82,870

Consumer Finance - 1.1%
World Acceptance Corp., 7.00%, 11/01/2026 (a)	55,000	55,050

Electric Utilities - 1.1%
NRG Energy, Inc., 10.25% to 03/15/2028 then 5 yr. CMT Rate + 5.92%, Perpetual Maturity (a)(b)	50,000	55,813

General Medical and Surgical Hospitals - 1.1%
HCA, Inc., 7.50%, 11/15/2095	51,000	54,634

Home Builders - 1.7%
K Hovnanian Enterprises, Inc., 11.75%, 09/30/2029 (a)	76,000	82,935

Hotels (except Casino Hotels) and Motels - 1.6%
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026 (a)	83,000	82,402

Independent Power and Renewable Electricity Producers - 1.1%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055 (b)	56,000	54,559

Insurance - 2.8%
Lincoln National Corp., 6.94% (3 mo. Term SOFR + 2.62%), 05/17/2066	166,000	139,768

Lessors of Residential Buildings and Dwellings - 3.3%
Hudson Pacific Properties LP, 5.95%, 02/15/2028	125,000	110,936
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	61,000	56,752
		167,688

Media - 1.1%
Paramount Global, 6.25% to 02/28/2027 then 3 mo. SOFR + 3.90%, 02/28/2057 (b)	58,000	55,891

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 5.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 02/01/2032 (a)	56,000	50,360
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, 10/23/2055	104,000	103,833
Warnermedia Holdings, Inc., 5.39%, 03/15/2062	147,000	112,548
		266,741

Miscellaneous Financial Investment Activities - 1.1%
PPL Capital Funding, Inc., 7.25% (3 mo. Term SOFR + 2.93%), 03/30/2067	55,000	55,148

Mortgage REITs - 1.1%
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	55,000	55,869

Multi-Utilities - 1.1%
Algonquin Power & Utilities Corp., 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082 (b)	58,000	55,607

Office REITs - 1.9%
Office Properties Income Trust, 9.00%, 03/31/2029 (a)	98,000	95,143

Offices of Other Holding Companies - 1.1%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (a)	54,000	55,096

Oil, Gas & Consumable Fuels - 7.7%
Civitas Resources, Inc., 8.75%, 07/01/2031 (a)	79,000	82,705
Energy Transfer LP, 6.75% to 05/15/2025 then 5 yr. CMT Rate + 5.13%, Perpetual Maturity (b)	55,000	55,112
Kosmos Energy Ltd., 7.50%, 03/01/2028 (a)	59,000	56,816
Plains All American Pipeline LP, 8.69% (3 mo. Term SOFR + 4.37%), Perpetual Maturity	138,000	138,450
Vital Energy, Inc., 9.75%, 10/15/2030	52,000	54,609
		387,692

Petroleum Bulk Stations and Terminals - 1.1%
Genesis Energy LP / Genesis Energy Finance Corp., 7.88%, 05/15/2032	56,000	56,412

Petroleum Refineries - 1.1%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (a)	56,000	53,732

Pharmaceutical Preparation Manufacturing - 2.2%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034 (a)	108,000	110,945

Pipeline Transportation of Crude Oil - 1.1%
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (a)	53,000	55,684

Pipeline Transportation of Natural Gas - 1.1%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 09/01/2031 (a)	58,000	56,028

Real Estate Credit - 1.7%
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	75,000	84,008

Specialty Retail - 1.6%
Victoria's Secret & Co., 4.63%, 07/15/2029 (a)	90,000	81,957

Support Activities for Oil and Gas Operations - 1.1%
Talos Production, Inc., 9.38%, 02/01/2031 (a)	54,000	55,607

Wireless Telecommunication Services - 1.1%
Vodafone Group PLC, 5.13% to 06/04/2051 then 5 yr. CMT Rate + 3.07%, 06/04/2081 (b)	72,000	55,687
TOTAL CORPORATE BONDS (Cost $2,911,888)		2,937,064

PREFERRED STOCKS - 35.5%	Shares	Value
Banks - 2.3%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity (b)	2,400	60,407
Valley National Bancorp, Series B, 8.43% to 06/30/2025 then 3 mo. SOFR + 3.58%, Perpetual Maturity (b)	2,267	57,446
		117,853

Capital Markets - 1.9%
New Mountain Finance Corp., 8.25%, 11/15/2028	1,867	47,403
Trinity Capital, Inc., 7.88%, 09/30/2029	1,867	47,310
		94,713

Commercial Services & Supplies - 1.9%
Pitney Bowes, Inc., 6.70%, 03/07/2043	4,557	93,419

Consumer Finance - 2.2%
Navient Corp., 6.00%, 12/15/2043	5,600	108,528

Diversified REITs - 2.5%
Global Net Lease, Inc., Series D, 7.50%, Perpetual Maturity	5,325	123,860

Diversified Telecommunication Services - 2.1%
Qwest Corp., 6.75%, 06/15/2057	5,733	105,602

Financial Services - 1.1%
Compass Diversified Holdings, Series C, 7.88%, Perpetual Maturity	2,249	54,538

Health Care REITs - 2.9%
Diversified Healthcare Trust	–	$–
5.63%, 08/01/2042	4,933	73,058
6.25%, 02/01/2046	4,533	75,338
		148,396

Hotel & Resort REITs - 1.2%
Pebblebrook Hotel Trust, Series H, 5.70%, Perpetual Maturity	3,554	59,778

Mortgage REITs - 13.1%
AG Mortgage Investment Trust, Inc.	–	$–
9.50%, 05/15/2029	933	23,418
9.50%, 02/15/2029	933	23,409
Angel Oak Mortgage REIT, Inc., 9.50%, 07/30/2029	1,867	47,306
Chimera Investment Corp., 9.00%, 05/15/2029	1,867	46,750
Franklin BSP Realty Trust, Inc., Series E, 7.50%, Perpetual Maturity	5,113	108,703
MFA Financial, Inc., 8.88%, 02/15/2029	3,867	96,752
New York Mortgage Trust, Inc., 9.13%, 07/01/2029	3,867	97,564
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual Maturity	3,067	59,469
Redwood Trust, Inc., 9.00%, 09/01/2029	1,867	46,238
Rithm Capital Corp., Series C, 6.38% to 04/02/2025 then 3 mo. SOFR + 4.97%, Perpetual Maturity (b)	2,000	50,040
Two Harbors Investment Corp., Series A, 8.13% to 04/27/2027 then 3 mo. SOFR + 5.66%, Perpetual Maturity (b)	2,400	58,680
		658,329

Office REITs - 1.4%
Office Properties Income Trust, Series 0000, 6.38%, 06/23/2050	1,102	10,987
Vornado Realty Trust, Series L, 5.40%, Perpetual Maturity	3,333	61,327
		72,314

Oil, Gas & Consumable Fuels - 1.8%
Energy Transfer LP, Series I, 9.25%, Perpetual Maturity	7,933	92,261

Wireless Telecommunication Services - 1.1%
Telephone and Data Systems, Inc., Series VV, 6.00%, Perpetual Maturity	3,064	57,052
TOTAL PREFERRED STOCKS (Cost $1,757,645)		1,786,643

CONVERTIBLE PREFERRED STOCKS - 2.4%	Shares	Value
Commercial Banking - 2.4%
New York Community Capital Trust V, 6.00%, 11/01/2051	3,200	120,800
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $122,841)		120,800

EXCHANGE TRADED FUNDS - 1.1%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	333	26,683
SPDR Bloomberg High Yield Bond ETF	300	29,136
TOTAL EXCHANGE TRADED FUNDS (Cost $54,795)		55,819

SHORT-TERM INVESTMENTS - 1.4%		Value
Money Market Funds - 1.4%	Shares
First American Government Obligations Fund - Class X, 4.29% (c)	36,656	36,656
First American Treasury Obligations Fund - Class X, 4.28% (c)	36,656	36,656
TOTAL SHORT-TERM INVESTMENTS (Cost $73,312)		73,312

TOTAL INVESTMENTS - 98.7% (Cost $4,920,481)		4,973,638
Other Assets in Excess of Liabilities - 1.3%		63,069
TOTAL NET ASSETS - 100.0%		$5,036,707

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

CMT - Constant Maturity Treasury ETF – Exchange Traded Funds
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $1,475,454 or 29.3% of the Fund’s net assets.

(b)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of February 28, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Infrastructure Capital Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2025:

ASSETS:	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$2,937,064	$–	$2,937,064
Preferred Stocks	1,786,643	–	–	1,786,643
Convertible Preferred Stocks	120,800	–	–	120,800
Exchange Traded Funds	55,819	–	–	55,819
Money Market Funds	73,312	–	–	73,312
Total Investments	$2,036,574	$2,937,064	$–	$4,973,638

For the period ended February 28, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3 securities. Refer to the Schedule of Investments for further information on the classification of investments.